FORM 13F COVER PAGE

Report for the Calendar Quarter ended: March 31,2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Cheswick Wright Wealth Management LLC
Address:          131 Rowayton Avenue
                  Rowayton, Connecticut 06853

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      May 6, 2008


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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
                                                         Cheswick Wright Wealth Management
                                                                      FORM 13F
                                                                      31-Mar-08

                                                           Form 13F Information Table                     Voting Authority
                                     Title                 --------------------------                   ---------------------
                                     of                       Value     Shares/ Sh/  Put/ Invstmt  Other
Name Of Issuer                       Class      CUSIP         (x$1000)  Prn Amt Prn  Call Dscretn  Mgrs   Sole  Shared   None
-------------------------            -----    ---------    -----------  ------- --- ----  -------  ----  ------- ------- ------


COMMON STOCK
------------
3M Co.                               COM      88579y101         1,238     15,650  SH       SOLE            3,050   0     12,600
AT&T Inc                             COM      00206r102         1,393     36,376  SH       SOLE           34,852   0      1,524
Abbott Laboratories                  COM      002824100         1,678     30,434  SH       SOLE                0   0     30,434
Adobe Systems                        COM      00724F101         1,000     28,120  SH       SOLE                0   0     28,120
Air Products & Chemicals             COM      009158106           298      3,235  SH       SOLE            3,110   0        125
Akamai Technologies                  COM      00971T101           213      7,580  SH       SOLE                0   0      7,580
Alcoa Inc                            COM      013817101           214      5,940  SH       SOLE            5,760   0        180
Allergan Inc                         COM      018490102         1,525     27,060  SH       SOLE                0   0     27,060
American Express Co.                 COM      025816109         2,077     47,517  SH       SOLE           10,615   0     36,902
Amer Intl Group Inc                  COM      026874107         4,020     92,954  SH       SOLE            6,740   0     86,214
Amerprise Financial                  COM      03076C106           342      6,604  SH       SOLE                0   0      6,604
Amgen Inc                            COM      031162100         1,356     32,460  SH       SOLE                0   0     32,460
Amphenol Corp                        COM      032095101           328      8,810  SH       SOLE                0   0      8,810
Apple Inc                            COM      037833100         2,808     19,572  SH       SOLE                0   0     19,572
Bank Of America Corp                 COM      060505104         1,863     49,141  SH       SOLE           20,096   0     29,045
Berkshire Hathaway Inc Class B       COM      084670207           541        121  SH       SOLE                0   0        121
CBS Corp-Cl B                        COM      124857202           427     19,354  SH       SOLE           18,817   0        537
Caterpillar Inc                      COM      149123101           576      7,353  SH       SOLE            7,193   0        160
Celgene Corp                         COM      151020104           264      4,305  SH       SOLE                0   0      4,305
Chevron Corp                         COM      166764100         1,228     14,385  SH       SOLE           13,740   0        645
Cisco System Inc                     COM      17275r102         8,691    360,821  SH       SOLE           22,278   0    338,543
Citigroup Inc                        COM      172967101         5,707    266,477  SH       SOLE           17,088   0    249,389
Coach Inc                            COM      189754104           717     23,785  SH       SOLE                0   0     23,785
Coca Cola Co.                        COM      191216100         3,612     59,350  SH       SOLE            6,155   0     53,195
Computer Sciences Corp               COM      205363104           324      7,940  SH       SOLE            7,710   0        230
Conocophillips                       COM      20825C104           561      7,365  SH       SOLE                0   0      7,365
Costco Wholesale Corp                COM      22160k105           775     11,940  SH       SOLE            5,970   0      5,970
Danaher Corp                         COM      235851102         3,911     51,450  SH       SOLE                0   0     51,450
EMC Corporation                      COM      268648102           170     11,860  SH       SOLE           11,505   0        355
Exelon Corp                          COM      30161n101           638      7,850  SH       SOLE            7,605   0        245
Exxon Mobil Corp                     COM      30231g102         8,853    104,679  SH       SOLE           16,482   0     88,197
First Solar Inc                      COM      336433107           209        905  SH       SOLE                0   0        905
Fiserve Inc                          COM      337738108         1,553     32,310  SH       SOLE                0   0     32,310
Firstenergy Corp                     COM      337932107           235      3,425  SH       SOLE            3,310   0        115
Garmin Ltd                           COM      G37260109           248      4,595  SH       SOLE                0   0      4,595
Genentech Inc                        COM      368710406           765      9,430  SH       SOLE                0   0      9,430
General Electric Co.                 COM      369604103         2,327     62,884  SH       SOLE           14,525   0     48,359
Gilead Sciences                      COM      375558103           431      8,375  SH       SOLE                0   0      8,375
Goldman Sachs                        COM      38141G104         3,427     20,725  SH       SOLE                0   0     20,725
Hewlett-Packard Co.                  COM      428236103         1,209     26,484  SH       SOLE           16,884   0      9,600
Honeywell Intl Inc                   COM      438516106           461      8,165  SH       SOLE            7,640   0        525
Illinois Tool Works                  COM      452308109           296      6,135  SH       SOLE            5,950   0        185
Intel Corp                           COM      458140100         6,468    305,423  SH       SOLE           26,652   0    278,771
I B M                                COM      459200101         1,243     10,795  SH       SOLE            7,225   0      3,570
Introgen Therapeutics                COM      46119f107            74     23,800  SH       SOLE                0   0     23,800
JP Morgan Chase & Co.                COM      46625h100           581     13,535  SH       SOLE           13,175   0        360
Johnson & Johnson                    COM      478160104        16,561    255,301  SH       SOLE            8,420   0    246,881
Laboratory Corp American Hldg        COM      50540r409           223      3,025  SH       SOLE            2,915   0        110
Lehman Brothers Holding              COM      524908100           513     13,645  SH       SOLE                0   0     13,645
McDonalds Corp                       COM      580135101           669     11,990  SH       SOLE           11,685   0        305
Medis Technologies                   COM      58500p107           241     26,575  SH       SOLE                0   0     26,575
Medtronic Inc                        COM      585055106         1,226     25,351  SH       SOLE            9,245   0     16,106
Metlife Inc                          COM      59156r108           641     10,630  SH       SOLE           10,385   0        245
Microchip Technology                 COM      595017104           337     10,300  SH       SOLE                0   0     10,300
Microsoft Corp                       COM      594918104        11,437    402,991  SH       SOLE           27,244   0    375,747
Molson Coors Brewing Co-B            COM      60871r209           350      6,665  SH       SOLE            6,445   0        220
Morgan St Dean Witter Discover & CO  COM      617446448           302      6,610  SH       SOLE            6,440   0        170
Oracle Corporation                   COM      68389X105           419     21,450  SH       SOLE                0   0     21,450
Pepsico Inc                          COM      713448108         1,632     22,608  SH       SOLE            7,915   0     14,693
Pfizer Inc                           COM      717081103         3,467    165,640  SH       SOLE           28,300   0    137,340
Philip Morris Int'l                  COM      718172109           217      4,305  SH       SOLE                0   0      4,305
Procter & Gamble                     COM      742718109         2,274     32,459  SH       SOLE            7,090   0     25,369
RF Micro Devices Inc                 COM      749941100            40     15,215  SH       SOLE           15,215   0          0
Sabine Royalty Trust                 COM      783688102           425      8,445  SH       SOLE                0   0      8,445
San Juan Basin Royalty trust         COM      798241105           718     19,300  SH       SOLE                0   0     19,300
Schlumberger Ltd                     COM      806857108         4,695     53,965  SH       SOLE            7,545   0     46,420
Sigma-Aldrich                        COM      826552101         1,536     25,768  SH       SOLE            5,720   0     20,048
Starbucks Corporation                COM      855244109           250     14,325  SH       SOLE                0   0     14,325
State Street Corporation             COM      857477103         1,235     15,642  SH       SOLE                0   0     15,642
Stericycle Inc                       COM      858912108         4,004     77,760  SH       SOLE                0   0     77,760
Suncor Energy                        COM      867229106         4,177     43,360  SH       SOLE                0   0     43,360
Synovus Financial Corp               COM      87161c105         6,157    556,656  SH       SOLE          556,656   0          0
Target Corp                          COM      87612e106           492      9,710  SH       SOLE            9,460   0        250
Time Warner Inc                      COM      887317105           195     13,895  SH       SOLE           13,505   0        390
Total System Services, Inc.          COM      891906109         6,373    269,376  SH       SOLE          269,376   0          0
Transocean Inc                       COM      G90073100         3,761     27,823  SH       SOLE                0   0     27,823
US Bancorp (New)                     COM      902973304           499     15,425  SH       SOLE           14,940   0        485
United Health Group Inc              COM      91324p102           436     12,685  SH       SOLE           12,380   0        305
United Parcel Service                COM      911312106           231      3,158  SH       SOLE            3,055   0        103
United Technologies                  COM      913017109         1,848     26,855  SH       SOLE            7,990   0     18,865
Varian Medical                       COM      92220P105         4,449     94,995  SH       SOLE                0   0     94,995
Wellpoint Inc                        COM      94973v107           249      5,650  SH       SOLE            5,545   0        105
Wells Fargo Company                  COM      949746101        11,321    389,049  SH       SOLE           15,735   0    373,314
Zimmer Holdings                      COM      98956P102           889     11,425  SH       SOLE                0   0     11,425
                                                            -----------
Total Common Stock                                            171,364

ADR'S

Canadian Nat Res Ltd                          136385101           289      4,240  SH       SOLE                0   0      4,240
TEVA Pharmaceuticals                          881624209         4,169     90,260  SH       SOLE                0   0     90,260
Toyota Motors                                 892331307           529      5,250  SH       SOLE                0   0      5,250
                                                            ------------
Total ADRs                                                      4,987

GRAND TOTAL                                                   176,351
                                                            ============

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   87
Form 13F Information Table Value Total:             $176,351



List of Other Included Managers:            NONE